Infrareit Acquisition (Pro Forma Information) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Oncor Consolidated Pro Forma Revenues	$ 1,072
InfraREIT [Member]
Oncor Consolidated Pro Forma Revenues		$ 4,431	$ 4,318